Allowance for Doubtful Receivables (Allowance for Doubtful Receivables Rollforward) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at beginning of year	$ 2,346	$ 3,215	$ 5,796
Charged to costs and expenses	3,994	2,370	3,649
Charged to other accounts	0	(446)	(2,261)
Write-offs net of recoveries	1,798	2,793	3,969
Balance at end of year	$ 4,542	$ 2,346	$ 3,215